Leases Obligations relating to Finance Leases (Details) $ in Thousands	1 Months Ended			6 Months Ended		36 Months Ended
	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) vessel lease	Jun. 30, 2020 USD ($)	Jan. 31, 2019	May 17, 2021 vessel	Mar. 10, 2021 vessel	Dec. 31, 2020 USD ($)	Oct. 22, 2020 vessel
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability				$ 1,597,812					$ 1,700,965
Payments to Acquire Property, Plant, and Equipment				20,090	$ 12,824
Current obligations related to finance leases (note 5)				(212,890)					(150,408)
Long-term obligations related to finance leases (note 5)				$ 1,384,922					$ 1,550,557
Lessee, Sales-type lease, Number of vessel repurchases declared, not yet complete | vessel				6
Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Finance Lease, Weighted Average Discount Rate, Percent				7.50%					7.80%
Payments to Acquire Property, Plant, and Equipment	$ 56,700	$ 128,800	$ 29,600	$ 128,800
Number of Vessels with Purchase Option | vessel				6
Number Of Sale Leaseback Transactions | vessel				16
Finance Lease, Liability, Payments, Due Next Twelve Months				$ 142,913
Finance Lease, Liability, to be Paid, Year One				21,848
Finance Lease, Liability, Payments, Due Year Two				21,846
Finance Lease, Liability, Payments, Due Year Three				21,903
Finance Lease, Liability, Payments, Due Year Four				21,841
Finance Lease, Liability to be Paid, after Year Four				$ 121,782
Number of vessels under sales-type lease repurchased | vessel							2			2
Lessee, Sales-type lease, Number of vessel repurchases declared, not yet complete | vessel								6
November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Hull Coverage Ratio Year 1 & 2				100.00%
Lessee, Sales-type lease, Number of leases | vessel				2
September 2018 Sale-leaseback Transaction [Member] [Domain] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Year 1				75.00%
Debt Covenant Minimum Hull Coverage Ratio, Year 2				78.00%
Debt Covenant Minimum Hull Coverage Ratio, Years 3 and 4				80.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter				90.00%
Lessee, Sales-type lease, Number of leases | vessel				6
Suezmax Tanker Sale Leaseback [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Number of Vessels with Purchase Option | vessel				6
July 2017 and November 2018 Sale Leaseback [Domain] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Lessee, Sales-type lease, Number of leases | vessel				6
July 2017 Sale Leaseback [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Hull Coverage Ratio, Years 1, 2 and 3				90.00%
Debt Covenant Minimum Hull Coverage Ratio, Thereafter				100.00%
Lessee, Sales-type lease, Number of leases | vessel				4
Minimum [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms				9
Minimum [Member] | November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Actual Hull Coverage Ratio				122.00%					145.00%
Minimum [Member] | September 2018 Sale-leaseback Transaction [Member] [Domain] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Actual Hull Coverage Ratio				98.00%					80.00%
Minimum [Member] | July 2017 Sale Leaseback [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Actual Hull Coverage Ratio				102.00%					121.00%
Maximum | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms				12
Maximum | November 2018 Sale-leaseback Transaction [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Actual Hull Coverage Ratio				127.00%					156.00%
Maximum | September 2018 Sale-leaseback Transaction [Member] [Domain] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Actual Hull Coverage Ratio				104.00%					88.00%
Maximum | July 2017 Sale Leaseback [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Actual Hull Coverage Ratio									143.00%
Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability, Payment, Due				$ 352,100					$ 480,900
Lessee, Operating Lease, Liability, Undiscounted Excess Amount				$ 59,300					120,900
LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Imputed Interest Rate						5.10%
LNG Carriers [Member] | Minimum [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms						7.5
LNG Carriers [Member] | Maximum | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Sale Leaseback Transaction, Lease Terms						15
Sales-type lease [Member] | LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | lease				9
Finance Lease, Liability, Payment, Due				$ 1,700,000
Lessee, Operating Lease, Liability, Undiscounted Excess Amount				366,800
Finance Lease, Liability, Payments, Due Next Twelve Months				69,063
Finance Lease, Liability, to be Paid, Year One				136,959
Finance Lease, Liability, Payments, Due Year Two				135,459
Finance Lease, Liability, Payments, Due Year Three				132,011
Finance Lease, Liability, Payments, Due Year Four				129,725
Finance Lease, Liability to be Paid, after Year Four				1,068,641
LNG Carriers [Member] | Teekay LNG
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability				1,305,055					1,340,922
Conventional Tankers [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Finance Lease, Liability				$ 292,757					$ 360,043
Finance Lease Obligations [Member] | Minimum [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Long-term Debt, Term				6 months
Finance Lease Obligations [Member] | Suezmax, Aframax and LR2 Vessels [Member] | Teekay Tankers
Obligations relating to Finance Leases [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line				$ 35,000
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt				5.00%